Taxation - Additional Information (Detail) - GBP (£) £ in Millions					12 Months Ended
	Jan. 01, 2021	Apr. 01, 2020	Jan. 01, 2020	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax Expenses [Line Items]
Tax paid (net)					£ 415	£ 449	£ 402
Applicable tax rate					19.90%	22.60%	22.40%
Reported tax rate					17.00%	3.80%	20.60%
Unused trading losses [member]
Disclosure Of Income Tax Expenses [Line Items]
Unused losses for which no deferred tax asset has been recognised					£ 213	£ 143
Deferred tax asset not recognised					52	34
Unrecognised losses expiration within 10 years					93	30
Unrecognised losses expiration more than 10 years					121	113
Unused tax losses and other temporary differences [member]
Disclosure Of Income Tax Expenses [Line Items]
Unused losses for which no deferred tax asset has been recognised					24	23
Deferred tax asset not recognised which can only be used to offset future capital gains					£ 4	£ 4
United Kingdom [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate					19.00%
Reported tax rate					17.00%	3.80%	20.60%
United Kingdom [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate		17.00%
US [member]
Disclosure Of Income Tax Expenses [Line Items]
Federal corporate tax rate					35.00%
Deferred tax charge in other comprehensive income					£ 1
US [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Expenses [Line Items]
Federal corporate tax rate				21.00%
Netherlands [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate					25.00%
Deferred tax credit					£ 8	£ 346	£ 1
Netherlands [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate	20.50%		22.55%
Weighted average [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate					19.90%	22.60%	22.40%